Earnings Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 15	Earnings Per Share
The components of earnings per share were:

Year Ended December 31 (Dollars and Shares in Millions, Except Per Share Data)	2024	2023	2022
Net income attributable to U.S. Bancorp	$6,299	$5,429	$5,825
Preferred dividends	(352)	(350)	(296)
Earnings allocated to participating stock awards	(38)	(28)	(28)
Net income applicable to U.S. Bancorp common shareholders	$5,909	$5,051	$5,501
Average common shares outstanding	1,560	1,543	1,489
Net effect of the exercise and assumed purchase of stock awards	1	—	1
Average diluted common shares outstanding	1,561	1,543	1,490
Earnings per common share	$3.79	$3.27	$3.69
Diluted earnings per common share	$3.79	$3.27	$3.69
Options outstanding at December 31, 2024, 2023 and 2022, to purchase 1 million, 3 million and 1 million common shares, respectively, were not included in the computation of diluted earnings per share for the years ended December 31, 2024, 2023 and 2022, because they were antidilutive.